FORM N-23C-1
           STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH
          RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT TO RULE
                     N-23C-1 DURING THE LAST CALENDAR MONTH
                 REPORT FOR CALENDAR MONTH ENDING January, 1997
                            TARGET INCOME FUND, INC.
               (Name of registered closed-end investment company)

-------------------------------------------------------------------------------------------------------
                                                             Approximate asset
                                                                 Value or
                                   Number of      Price      Approximate asset        Name of Seller
Date of      Identification of      Shares         Per       coverage per share       Or of Seller's
Transaction     Security           Purchased      Share      at time of purchase          Broker
-------------------------------------------------------------------------------------------------------

01/31/97      Common stock         4,140.482     $10.00          $41,404.82             Robert L. Hicks

01/31/97      Common stock         4,500.000     $10.00          $45,000.00          Sterling Trust Co.

01/31/97      Common stock        20,463.992     $10.00         $204,639.92         XL Associates, Inc.

01/31/97      Common stock         1,400.000     $10.00          $14,000.00             Petra M. Chavez

01/31/97      Common stock         1,000.000     $10.00          $10,000.00           Dolores M. Katsis

01/31/97      Common stock         1,536.343     $10.00          $15,363.43             George E. Hirst

01/31/97      Common stock         2,500.000     $10.00          $25,000.00       McGovern Family Trust

01/31/97      Common stock         4,105.442     $10.00          $41,054.42          Sterling Trust Co.

01/31/97      Common stock         1,026.361     $10.00          $10,263.61          Sterling Trust Co.

01/31/97      Common stock         2,500.000     $10.00          $25,000.00           Dolores M. Katsis


                                                        TARGET INCOME FUND, INC.
                                                          (Name of Registrant)

                                                        By: /s/ Eric M. Banhazl
                                                            --------------------
                                                                 (Name)

                                                           Secretary & Treasurer
                                                           ---------------------
                                                                 (Title)

Date of Statement:      February 5, 1996
                    --------------------